Commitments and Contingencies	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The Company has no leased office space at the present time. Management shares an office with Machiavelli Ltd. LLC, a related party, in Alpharetta, Georgia and currently is not obligated to pay rent.